Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Schedule of Comprehensive Income (Loss)
The accumulated balances for cash flow hedges in accumulated other comprehensive income/(loss) are as follows:

Cash flow hedges
Balance as of December 31, 2021	$(32,226)
Separation-related adjustment	32,226

Balance as of January 01, 2022	$—

Balances as of and March 31, 2022 and as of June 30, 2022	—

Balance as of December 31, 2020	$45,438

Other comprehensive loss before reclassifications	(51,106)

Balance as of March 31, 2021	(5,668)

Other comprehensive loss before reclassifications	(911)

Balance as of June 30, 2021	$(6,579)